Sponsor's ordinary shares (Details) (USD $)	0 Months Ended	6 Months Ended	12 Months Ended
	Oct. 05, 2010	Jun. 30, 2012	Dec. 31, 2011	Oct. 14, 2010
Ordinary shares issued to Sponsor, shares		1,437,500	1,437,500
Value from equity issuance		$ 25,000	$ 25,000
Ordinary shares issued to Sponsor, price per share		$ 0.01739	$ 0.01739	$ 10.0
Ordinary shares repurchased from Sponsor, shares	287,500
Ordinary shares repurchased from Sponsor, aggregate purchase price	$ 1
Applicable percentage of shares		33.00%	33.00%
Applicable recalculated purchase price of shares		$ 0.01739	$ 0.01739
Agreement Covering First Half Of Shares Owned By Sponsor [Member]
Percent of shares covered by agreement		50.00%	50.00%
Stock price triggering release of shares		$ 11.5	$ 11.5
Agreement Covering Second Half Of Shares Owned By Sponsor [Member]
Percent of shares covered by agreement		50.00%	50.00%
Stock price triggering release of shares		$ 15.0	$ 15.0